PORTFOLIO OF INVESTMENTS – as of October 31, 2019 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks – 60.3% of Net Assets
	Aerospace & Defense – 0.4%
21	Axon Enterprise, Inc.(a)	$1,074
33	Moog, Inc., Class A	2,762
4	Raytheon Co.	849
16	Teledyne Technologies, Inc.(a)	5,274
43	United Technologies Corp.	6,174

		16,133

	Air Freight & Logistics – 0.9%
350	Expeditors International of Washington, Inc.	25,529
50	FedEx Corp.	7,633
49	United Parcel Service, Inc., Class B	5,643

		38,805

	Airlines – 0.3%
367	American Airlines Group, Inc.	11,032

	Auto Components – 0.4%
140	American Axle & Manufacturing Holdings, Inc.(a)	1,170
110	Aptiv PLC	9,850
17	BorgWarner, Inc.	709
166	Delphi Technologies PLC	2,027
29	Visteon Corp.(a)	2,698

		16,454

	Automobiles – 0.8%
1,207	Fiat Chrysler Automobiles NV	18,491
420	General Motors Co.	15,607

		34,098

	Banks – 4.2%
86	Ameris Bancorp	3,685
153	BancorpSouth Bank	4,692
937	Bank of America Corp.	29,300
135	BB&T Corp.	7,162
333	Cadence BanCorp	5,122
424	Citigroup, Inc.	30,469
156	Citizens Financial Group, Inc.	5,485
117	Columbia Banking System, Inc.	4,598
10	Comerica, Inc.	654
296	CVB Financial Corp.	6,151
268	Fulton Financial Corp.	4,572
114	Huntington Bancshares, Inc.	1,611
136	International Bancshares Corp.	5,571
234	KeyCorp	4,205
25	M&T Bank Corp.	3,913
440	People’s United Financial, Inc.	7,115
81	PNC Financial Services Group, Inc. (The)	11,883
154	Regions Financial Corp.	2,479
211	Trustmark Corp.	7,241

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
356	Wells Fargo & Co.	$18,380
73	Westamerica Bancorporation	4,819
56	Wintrust Financial Corp.	3,574
61	Zions Bancorp N.A.	2,957

		175,638

	Beverages – 1.8%
47	Brown-Forman Corp., Class B	3,079
415	Coca-Cola Co. (The)	22,589
73	Constellation Brands, Inc., Class A	13,894
550	Monster Beverage Corp.(a)	30,872
49	PepsiCo, Inc.	6,721

		77,155

	Biotechnology – 2.0%
22	AbbVie, Inc.	1,750
77	Amgen, Inc.	16,420
7	Biogen, Inc.(a)	2,091
143	BioMarin Pharmaceutical, Inc.(a)	10,469
22	Celgene Corp.(a)	2,377
55	Gilead Sciences, Inc.	3,504
20	Ligand Pharmaceuticals, Inc.(a)	2,176
74	Medicines Co. (The)(a)	3,884
119	Regeneron Pharmaceuticals, Inc.(a)	36,447
38	Repligen Corp.(a)	3,021
2	Vertex Pharmaceuticals, Inc.(a)	391

		82,530

	Building Products – 0.4%
233	Johnson Controls International PLC	10,096
22	Lennox International, Inc.	5,442

		15,538

	Capital Markets – 4.5%
3	Affiliated Managers Group, Inc.	240
12	Ameriprise Financial, Inc.	1,811
488	Bank of New York Mellon Corp. (The)	22,814
13	BlackRock, Inc.	6,002
483	Charles Schwab Corp. (The)	19,663
20	CME Group, Inc.	4,115
65	FactSet Research Systems, Inc.	16,479
80	Franklin Resources, Inc.	2,204
55	Goldman Sachs Group, Inc. (The)	11,736
12	Intercontinental Exchange, Inc.	1,132
34	Invesco Ltd.	572
109	Janus Henderson Group PLC	2,521
108	Legg Mason, Inc.	4,024
88	Moody’s Corp.	19,421
72	MSCI, Inc.	16,888
49	Northern Trust Corp.	4,884
49	S&P Global, Inc.	12,641

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
300	SEI Investments Co.	$17,976
355	State Street Corp.	23,455

		188,578

	Chemicals – 0.7%
15	DuPont de Nemours, Inc.	989
29	Ecolab, Inc.	5,570
59	HB Fuller Co.	2,879
41	Innospec, Inc.	3,746
7	International Flavors & Fragrances, Inc.	854
51	Linde PLC	10,116
50	Minerals Technologies, Inc.	2,472
29	Stepan Co.	2,834

		29,460

	Commercial Services & Supplies – 0.3%
54	Healthcare Services Group, Inc.	1,315
30	MSA Safety, Inc.	3,602
44	Tetra Tech, Inc.	3,849
24	Waste Management, Inc.	2,693

		11,459

	Communications Equipment – 0.7%
73	Ciena Corp.(a)	2,710
480	Cisco Systems, Inc.	22,805
38	InterDigital, Inc.	2,038
40	Lumentum Holdings, Inc.(a)	2,506
9	Motorola Solutions, Inc.	1,497

		31,556

	Construction & Engineering – 0.2%
137	AECOM(a)	5,481
168	Fluor Corp.	2,707

		8,188

	Consumer Finance – 0.9%
72	American Express Co.	8,444
291	Capital One Financial Corp.	27,136
40	Navient Corp.	551

		36,131

	Containers & Packaging – 0.2%
66	Ball Corp.	4,618
15	Crown Holdings, Inc.(a)	1,092
48	International Paper Co.	2,097
112	Owens-Illinois, Inc.	952

		8,759

	Distributors – 0.2%
38	Genuine Parts Co.	3,898

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
20	POOL CORP.	$4,148

		8,046

	Diversified Consumer Services – 0.1%
90	Service Corp. International	4,093

	Diversified Telecommunication Services – 0.1%
89	AT&T, Inc.	3,426
48	Verizon Communications, Inc.	2,902

		6,328

	Electric Utilities – 0.4%
122	American Electric Power Co., Inc.	11,516
18	Edison International	1,132
21	Eversource Energy	1,758
40	IDACORP, Inc.	4,305

		18,711

	Electrical Equipment – 0.2%
16	Acuity Brands, Inc.	1,997
41	Eaton Corp. PLC	3,571
28	Hubbell, Inc.	3,968

		9,536

	Electronic Equipment, Instruments & Components – 1.1%
76	Avnet, Inc.	3,007
32	Belden, Inc.	1,641
78	Cognex Corp.	4,016
17	Coherent, Inc.(a)	2,532
37	Corning, Inc.	1,096
15	Littelfuse, Inc.	2,634
15	Rogers Corp.(a)	2,032
199	TE Connectivity Ltd.	17,810
93	Trimble, Inc.(a)	3,705
138	Vishay Intertechnology, Inc.	2,781
19	Zebra Technologies Corp., Class A(a)	4,519

		45,773

	Energy Equipment & Services – 0.5%
47	Apergy Corp.(a)	1,183
56	Baker Hughes Co.	1,198
23	Core Laboratories NV	1,013
57	Halliburton Co.	1,097
83	National Oilwell Varco, Inc.	1,877
129	NexTier Oilfield Solutions, Inc.(a)	558
73	Oceaneering International, Inc.(a)	1,034
65	Oil States International, Inc.(a)	928
381	Schlumberger Ltd.	12,455
56	TechnipFMC PLC	1,105
109	U.S. Silica Holdings, Inc.	486

		22,934

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.1%
35	Activision Blizzard, Inc.	$1,961
66	Cinemark Holdings, Inc.	2,416
12	Electronic Arts, Inc.(a)	1,157
79	Netflix, Inc.(a)	22,705
3	Take-Two Interactive Software, Inc.(a)	361
11	Viacom, Inc., Class B	237
131	Walt Disney Co. (The)	17,020

		45,857

	Food & Staples Retailing – 0.2%
84	Kroger Co. (The)	2,070
247	SpartanNash Co.	3,234
14	Sysco Corp.	1,118
20	Walgreens Boots Alliance, Inc.	1,096

		7,518

	Food Products – 0.7%
69	Campbell Soup Co.	3,195
887	Danone S.A., Sponsored ADR	14,636
24	General Mills, Inc.	1,221
80	Hain Celestial Group, Inc. (The)(a)	1,891
4	Hershey Co. (The)	588
27	Ingredion, Inc.	2,133
15	J.M. Smucker Co. (The)	1,585
17	Kellogg Co.	1,080
74	Kraft Heinz Co. (The)	2,392
7	Mondelez International, Inc., Class A	367

		29,088

	Gas Utilities – 0.3%
82	New Jersey Resources Corp.	3,575
46	ONE Gas, Inc.	4,271
90	South Jersey Industries, Inc.	2,894

		10,740

	Health Care Equipment & Supplies – 0.8%
22	Alcon, Inc.(a)	1,304
6	Align Technology, Inc.(a)	1,514
2	Becton Dickinson & Co.	512
9	Boston Scientific Corp.(a)	375
9	Danaher Corp.	1,240
15	DENTSPLY SIRONA, Inc.	822
2	Edwards Lifesciences Corp.(a)	477
43	Globus Medical, Inc., Class A(a)	2,252
22	Haemonetics Corp.(a)	2,656
2	Intuitive Surgical, Inc.(a)	1,106
146	Meridian Bioscience, Inc.	1,429
30	Merit Medical Systems, Inc.(a)	620
44	STERIS PLC	6,229
2	Stryker Corp.	432
65	Varian Medical Systems, Inc.(a)	7,853

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
29	West Pharmaceutical Services, Inc.	$4,171

		32,992

	Health Care Providers & Services – 1.8%
45	Acadia Healthcare Co., Inc.(a)	1,350
14	Amedisys, Inc.(a)	1,799
5	Anthem, Inc.	1,345
32	BioTelemetry, Inc.(a)	1,260
87	Centene Corp.(a)	4,618
10	Chemed Corp.	3,939
7	Cigna Corp.	1,249
308	CVS Health Corp.	20,448
39	Encompass Health Corp.	2,497
75	HCA Healthcare, Inc.	10,015
30	Henry Schein, Inc.(a)	1,878
34	Humana, Inc.	10,003
14	Laboratory Corp. of America Holdings(a)	2,307
159	MEDNAX, Inc.(a)	3,492
73	Patterson Cos., Inc.	1,250
24	Quest Diagnostics, Inc.	2,430
17	UnitedHealth Group, Inc.	4,296

		74,176

	Health Care Technology – 0.4%
155	Allscripts Healthcare Solutions, Inc.(a)	1,696
250	Cerner Corp.	16,780

		18,476

	Hotels, Restaurants & Leisure – 2.3%
13	Domino’s Pizza, Inc.	3,531
41	Dunkin’ Brands Group, Inc.	3,223
123	Hilton Worldwide Holdings, Inc.	11,926
25	Jack in the Box, Inc.	2,101
26	Marriott Vacations Worldwide Corp.	2,858
4	McDonald’s Corp.	787
520	MGM Resorts International	14,820
238	Starbucks Corp.	20,125
154	Wendy’s Co. (The)	3,262
515	Yum China Holdings, Inc.	21,887
105	Yum! Brands, Inc.	10,680

		95,200

	Household Durables – 0.3%
13	iRobot Corp.(a)	625
123	KB Home	4,390
92	Meritage Homes Corp.(a)	6,632
53	Tupperware Brands Corp.	510

		12,157

	Household Products – 1.0%
194	Colgate-Palmolive Co.	13,308

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – continued
231	Procter & Gamble Co. (The)	$28,762

		42,070

	Independent Power & Renewable Electricity Producers – 0.3%
80	AES Corp. (The)	1,364
75	Ormat Technologies, Inc.	5,742
165	Pattern Energy Group, Inc., Class A	4,625

		11,731

	Industrial Conglomerates – 0.4%
1,842	General Electric Co.	18,383

	Insurance – 1.3%
9	Aflac, Inc.	478
41	Allstate Corp. (The)	4,363
358	American International Group, Inc.	18,960
7	Brighthouse Financial, Inc.(a)	264
66	Chubb Ltd.	10,060
70	First American Financial Corp.	4,325
22	Hartford Financial Services Group, Inc. (The)	1,256
10	Lincoln National Corp.	565
28	Marsh & McLennan Cos., Inc.	2,901
24	MetLife, Inc.	1,123
73	Prudential Financial, Inc.	6,653
30	Travelers Cos., Inc. (The)	3,932

		54,880

	Interactive Media & Services – 3.0%
17	Alphabet, Inc., Class A(a)	21,400
38	Alphabet, Inc., Class C(a)	47,884
298	Facebook, Inc., Class A(a)	57,112
6	TripAdvisor, Inc.(a)	242

		126,638

	Internet & Direct Marketing Retail – 3.0%
221	Alibaba Group Holding Ltd., Sponsored ADR(a)	39,044
29	Amazon.com, Inc.(a)	51,523
11	Booking Holdings, Inc.(a)	22,537
349	eBay, Inc.	12,302

		125,406

	IT Services – 2.8%
104	Automatic Data Processing, Inc.	16,872
8	Cognizant Technology Solutions Corp., Class A	488
194	DXC Technology Co.	5,368
80	Gartner, Inc.(a)	12,326
12	International Business Machines Corp.	1,605
54	MasterCard, Inc., Class A	14,948
15	PayPal Holdings, Inc.(a)	1,561
209	Sabre Corp.	4,907
307	Visa, Inc., Class A	54,910

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
63	Western Union Co. (The)	$1,579
21	WEX, Inc.(a)	3,973

		118,537

	Leisure Products – 0.0%
95	Callaway Golf Co.	1,921

	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	295
11	IQVIA Holdings, Inc.(a)	1,589
9	Thermo Fisher Scientific, Inc.	2,718

		4,602

	Machinery – 2.5%
51	AGCO Corp.	3,911
428	Briggs & Stratton Corp.	3,154
131	Caterpillar, Inc.	18,052
82	Cummins, Inc.	14,143
130	Deere & Co.	22,638
57	Flowserve Corp.	2,784
68	ITT, Inc.	4,043
87	Kennametal, Inc.	2,693
54	Oshkosh Corp.	4,610
116	Parker-Hannifin Corp.	21,285
15	Proto Labs, Inc.(a)	1,455
68	Terex Corp.	1,873
58	Toro Co. (The)	4,474
6	Xylem, Inc.	460

		105,575

	Media – 1.2%
4	Cable One, Inc.	5,301
18	CBS Corp., Class B	649
46	Charter Communications, Inc., Class A(a)	21,522
409	Comcast Corp., Class A	18,331
24	Discovery, Inc., Series C(a)	606
29	Fox Corp., Class A	929
15	Interpublic Group of Cos., Inc. (The)	326
74	New York Times Co. (The), Class A	2,287
29	Omnicom Group, Inc.	2,238

		52,189

	Metals & Mining – 0.4%
124	Commercial Metals Co.	2,397
134	Newmont Goldcorp Corp.	5,324
13	Nucor Corp.	700
52	Reliance Steel & Aluminum Co.	6,034
34	Royal Gold, Inc.	3,925

		18,380

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 0.3%
72	Consolidated Edison, Inc.	$6,640
13	DTE Energy Co.	1,655
19	Sempra Energy	2,746

		11,041

	Multiline Retail – 0.0%
9	Macy’s, Inc.	136
17	Target Corp.	1,818

		1,954

	Oil, Gas & Consumable Fuels – 1.3%
473	Apache Corp.	10,245
2,284	Chesapeake Energy Corp.(a)	3,061
124	Concho Resources, Inc.	8,373
691	Denbury Resources, Inc.(a)	690
80	Diamondback Energy, Inc.	6,861
116	EOG Resources, Inc.	8,040
127	EQT Corp.	1,364
92	Green Plains, Inc.	1,134
63	Hess Corp.	4,142
140	Noble Energy, Inc.	2,696
51	ONEOK, Inc.	3,561
37	Valero Energy Corp.	3,588
66	World Fuel Services Corp.	2,757

		56,512

	Paper & Forest Products – 0.1%
52	Domtar Corp.	1,892
91	Louisiana-Pacific Corp.	2,660

		4,552

	Personal Products – 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	745

	Pharmaceuticals – 1.6%
3	Allergan PLC	528
22	Bristol-Myers Squibb Co.	1,262
66	Catalent, Inc.(a)	3,211
17	Eli Lilly & Co.	1,937
102	Merck & Co., Inc.	8,839
101	Novartis AG, Sponsored ADR	8,832
352	Novo Nordisk AS, Sponsored ADR	19,438
19	Perrigo Co. PLC	1,008
106	Pfizer, Inc.	4,067
431	Roche Holding AG, Sponsored ADR	16,214

		65,336

	Professional Services – 0.3%
53	Exponent, Inc.	3,367
20	Insperity, Inc.	2,113
56	Korn Ferry	2,055

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
33	ManpowerGroup, Inc.	$3,000
31	Nielsen Holdings PLC	625

		11,160

	Real Estate Management & Development – 0.1%
14	CBRE Group, Inc., Class A(a)	750
28	Jones Lang LaSalle, Inc.	4,102

		4,852

	REITs – Apartments – 0.4%
100	American Campus Communities, Inc.	4,998
5	AvalonBay Communities, Inc.	1,088
66	Camden Property Trust	7,548
12	Equity Residential	1,064
6	Essex Property Trust, Inc.	1,963
3	Mid-America Apartment Communities, Inc.	417

		17,078

	REITs – Diversified – 0.1%
8	Crown Castle International Corp.	1,110
7	Digital Realty Trust, Inc.	889
2	Equinix, Inc.	1,134
78	Weyerhaeuser Co.	2,279

		5,412

	REITs – Health Care – 0.2%
34	Ventas, Inc.	2,213
49	Welltower, Inc.	4,444

		6,657

	REITs – Hotels – 0.0%
113	Host Hotels & Resorts, Inc.	1,852

	REITs – Office Property – 0.6%
10	Boston Properties, Inc.	1,372
150	Corporate Office Properties Trust	4,446
170	Douglas Emmett, Inc.	7,364
226	Easterly Government Properties, Inc.	5,044
75	Kilroy Realty Corp.	6,295

		24,521

	REITs – Regional Malls – 0.1%
6	Macerich Co. (The)	165
13	Simon Property Group, Inc.	1,959

		2,124

	REITs – Storage – 0.0%
23	Iron Mountain, Inc.	754
2	Public Storage	446

		1,200

Shares	Description	Value (†)
Common Stocks – continued
	REITs – Warehouse/Industrials – 0.3%
48	CyrusOne, Inc.	$3,421
123	Liberty Property Trust	7,266

		10,687

	Road & Rail – 0.5%
43	Genesee & Wyoming, Inc., Class A(a)	4,774
26	Kansas City Southern	3,660
37	Norfolk Southern Corp.	6,734
44	Ryder System, Inc.	2,140
27	Union Pacific Corp.	4,468

		21,776

	Semiconductors & Semiconductor Equipment – 2.6%
13	Advanced Micro Devices, Inc.(a)	441
79	Applied Materials, Inc.	4,286
54	Brooks Automation, Inc.	2,293
31	Cabot Microelectronics Corp.	4,685
57	Cirrus Logic, Inc.(a)	3,874
42	Cree, Inc.(a)	2,005
94	First Solar, Inc.(a)	4,868
330	Intel Corp.	18,655
7	Lam Research Corp.	1,897
9	Microchip Technology, Inc.	849
128	NVIDIA Corp.	25,730
268	QUALCOMM, Inc.	21,558
44	Silicon Laboratories, Inc.(a)	4,675
99	Texas Instruments, Inc.	11,681

		107,497

	Software – 2.7%
8	Adobe, Inc.(a)	2,223
200	Autodesk, Inc.(a)	29,472
34	Blackbaud, Inc.	2,854
47	Bottomline Technologies, Inc.(a)	1,925
15	Fair Isaac Corp.(a)	4,561
26	LogMeIn, Inc.	1,708
179	Microsoft Corp.	25,663
34	NortonLifeLock, Inc.	778
677	Oracle Corp.	36,890
41	PTC, Inc.(a)	2,743
30	Qualys, Inc.(a)	2,560
2	salesforce.com, inc.(a)	313

		111,690

	Specialty Retail – 0.8%
34	Aaron’s, Inc.	2,548
101	American Eagle Outfitters, Inc.	1,553
37	Asbury Automotive Group, Inc.(a)	3,816
12	Best Buy Co., Inc.	862
18	Five Below, Inc.(a)	2,252
39	Home Depot, Inc. (The)	9,149

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
26	Lithia Motors, Inc., Class A	$4,094
24	Lowe’s Cos., Inc.	2,679
28	Monro, Inc.	1,963
10	Tiffany & Co.	1,245
37	Williams-Sonoma, Inc.	2,471

		32,632

	Technology Hardware, Storage & Peripherals – 1.8%
255	Apple, Inc.	63,434
260	Hewlett Packard Enterprise Co.	4,267
177	HP, Inc.	3,074
95	NCR Corp.(a)	2,775
12	NetApp, Inc.	671
24	Seagate Technology PLC	1,393
7	Western Digital Corp.	361
38	Xerox Holdings Corp.	1,289

		77,264

	Textiles, Apparel & Luxury Goods – 0.7%
22	Deckers Outdoor Corp.(a)	3,364
15	Hanesbrands, Inc.	228
25	NIKE, Inc., Class B	2,239
4	PVH Corp.	348
31	Tapestry, Inc.	802
954	Under Armour, Inc., Class A(a)	19,700
87	Wolverine World Wide, Inc.	2,582

		29,263

	Thrifts & Mortgage Finance – 0.1%
327	New York Community Bancorp, Inc.	3,810

	Trading Companies & Distributors – 0.2%
86	Fastenal Co.	3,091
28	GATX Corp.	2,227
16	United Rentals, Inc.(a)	2,137
9	W.W. Grainger, Inc.	2,780

		10,235

	Water Utilities – 0.3%
61	American Water Works Co., Inc.	7,520
92	Aqua America, Inc.	4,170

		11,690

	Total Common Stocks (Identified Cost $2,475,325)	2,534,991

Principal Amount	Description	Value (†)
Bonds and Notes – 3.6%
	Agency Commercial Mortgage-Backed Securities – 0.0%
$1,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$1,019

	Automotive – 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,064
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,034

		4,098

	Banking – 0.5%
2,000	American Express Co., 3.700%, 8/03/2023	2,115
1,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	1,021
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,000
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,131
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,045
1,000	Capital One Financial Corp., 3.300%, 10/30/2024	1,041
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,097
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,010
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,121
1,000	HSBC Holdings PLC, 5.100%, 4/05/2021	1,043
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,073
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,066
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	1,001
1,000	Santander UK PLC, 2.375%, 3/16/2020	1,001
1,000	SunTrust Bank, 2.250%, 1/31/2020	1,001
1,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	1,029
1,000	Westpac Banking Corp., 2.750%, 1/11/2023	1,024

		22,819

	Cable Satellite – 0.1%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,078

	Construction Machinery – 0.0%
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,036

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Consumer Cyclical Services – 0.1%
$2,000	Amazon.com, Inc., 3.875%, 8/22/2037	$2,274
2,000	eBay, Inc., 3.800%, 3/09/2022	2,068

		4,342

	Electric – 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,125
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,097

		4,222

	Food & Beverage – 0.1%
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,170

	Government Owned - No Guarantee – 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,919

	Health Insurance – 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,175
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,329

		3,504

	Healthcare – 0.1%
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,175
2,000	McKesson Corp., 3.950%, 2/16/2028	2,125

		4,300

	Independent Energy – 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,910

	Integrated Energy – 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,069
1,000	Chevron Corp., 1.961%, 3/03/2020	1,000
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,456

		3,525

	Life Insurance – 0.1%
2,000	American International Group, Inc., 3.900%, 4/01/2026	2,152

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Media Entertainment – 0.0%
$1,000	Viacom, Inc., 6.875%, 4/30/2036	$1,320

	Midstream – 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,100
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,130

		4,230

	Mortgage Related – 0.7%
970	FHLMC, 3.000%, 6/01/2049	986
10,881	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	11,098
11,539	FNMA, 3.500%, with various maturities in 2049(c)	11,839
3,842	FNMA, 4.000%, with various maturities in 2049(c)	3,984
2,736	FNMA, 4.500%, with various maturities in 2049(c)	2,878

		30,785

	Oil Field Services – 0.0%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,034

	Railroads – 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,037

	REITs – Office Property – 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,016

	Restaurants – 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,175

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,029
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,085
2,000	Oracle Corp., 2.950%, 5/15/2025	2,081
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,121

		6,316

	Treasuries – 0.9%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,065

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$3,000	U.S. Treasury Bond, 2.875%, 11/15/2046	$3,431
5,000	U.S. Treasury Bond, 3.000%, 5/15/2045	5,819
2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	2,347
1,000	U.S. Treasury Bond, 3.000%, 2/15/2049	1,179
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,372
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,398
3,000	U.S. Treasury Bond, 5.250%, 2/15/2029	3,922
2,000	U.S. Treasury Note, 1.125%, 4/30/2020	1,995
2,000	U.S. Treasury Note, 1.125%, 9/30/2021	1,984
3,000	U.S. Treasury Note, 1.750%, 5/15/2023	3,023
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,026
2,000	U.S. Treasury Note, 2.125%, 12/31/2022	2,037
1,000	U.S. Treasury Note, 2.250%, 11/15/2025	1,038
2,000	U.S. Treasury Note, 2.250%, 11/15/2027	2,093
1,000	U.S. Treasury Note, 2.625%, 12/31/2023	1,044
1,000	U.S. Treasury Note, 2.625%, 2/15/2029	1,081
1,000	U.S. Treasury Note, 2.875%, 9/30/2023	1,051

		36,905

	Wireless – 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,276

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.875%, 1/15/2026	2,140

	Total Bonds and Notes (Identified Cost $146,901)	151,328

Shares
Exchange-Traded Funds – 15.1%
6,071	iShares® ESG MSCI EAFE ETF	403,479
6,869	iShares® ESG MSCI Emerging Markets ETF	233,271

	Total Exchange-Traded Funds (Identified Cost $602,954)	636,750

Shares	Description	Value (†)
Affiliated Mutual Funds – 19.5%
6,604	Mirova Global Green Bond Fund, Class N	$70,332
63,136	Mirova International Sustainable Equity Fund, Class N	747,527

	Total Affiliated Mutual Funds (Identified Cost $760,496)	817,859

	Total Investments – 98.5% (Identified Cost $3,985,676)	4,140,928
	Other assets less liabilities – 1.5%	64,973

	Net Assets – 100.0%	$4,205,901

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2019 is disclosed.

(c)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$41,977	$9,503	$52,543	$612	$451	$—	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,806	6,953	34,842	(174)	257	—	191
Mirova Global Green Bond Fund, Class N	83,980	47,727	66,360	810	4,175	70,332	656
Mirova International Sustainable Equity Fund, Class N	226,647	488,338	18,156	1,800	48,898	747,527	317

	$380,410	$552,521	$171,901	$3,048	$53,781	$817,859	$1,164

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,534,991	$—	$—	$2,534,991
Bonds and Notes*	—	151,328	—	151,328
Exchange-Traded Funds	636,750	—	—	636,750
Affiliated Mutual Funds	817,859	—	—	817,859

Total	$3,989,600	$151,328	$—	$4,140,928

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at October 31, 2019 (Unaudited)

Equity	93.2
Fixed Income	5.3

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%